1(212) 318-6275

rachaelschwartz@paulhastings.com

May 2, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention:	Office of Filings, Information & Consumer Services

RE:	The Gabelli Value Fund Inc. (the “Fund”)

            File Nos. 33-30139 and 811-05848

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above-referenced Fund do not differ from those contained in Post-Effective Amendment No.34 (the “Amendment”) to the Fund’s Registration Statement on Form N-1A. This Amendment was filed electronically on April 30, 2013 (Accession # 0001193125-13-185949).

If you have any questions concerning this filing, you may contact the undersigned at (212) 318-6275.

Very truly yours,

/s/ Rachael L. Schwartz
Rachael L. Schwartz
Paul Hastings LLP

cc:	Bruce N. Alpert

Agnes Mullady

Sonia K. Kothari

Arlene Lonergan

Helen Robichaud

Paul Hastings LLP | 75 East 55th Street | New York, NY 10022

t: +1.212.318.6000 | www.paulhastings.com